Income tax (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Feb. 28, 2022	Feb. 28, 2021	Feb. 28, 2022	Feb. 28, 2021
Current income tax payable	$ 151		$ 151